DISPOSAL OF ASSETS - Narrative (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended
	Aug. 31, 2021 USD ($) MW	Jun. 30, 2021 EUR (€) MW	Jun. 30, 2021 USD ($) MW	Jun. 30, 2021 GBP (£) MW
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs			$ 852
Total gain (loss) on disposal			152
Accumulated revaluation surplus post-tax	$ 60		$ 29
656 MW Portfolio - Ireland
Disclosure of detailed information about investment property [line items]
Wind power capacity | MW		656	656	656
Proceeds, net of transaction costs		€ 298	$ 363
Proportion of ownership interest		40.00%	40.00%	40.00%
Total gain (loss) on disposal			$ 66
656 MW Portfolio - Ireland | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Total gain (loss) on disposal			$ 165
271 MW Portfolio - Scotland
Disclosure of detailed information about investment property [line items]
Wind power capacity | MW		271	271	271
Proceeds, net of transaction costs			$ 108	£ 77
Proportion of ownership interest		100.00%	100.00%	100.00%
Total gain (loss) on disposal			$ 37
271 MW Portfolio - Scotland | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Total gain (loss) on disposal			$ 37
391 MW Portfolio - United States
Disclosure of detailed information about investment property [line items]
Wind power capacity | MW	391
Proceeds, net of transaction costs	$ 392
Total gain (loss) on disposal	$ (5)
391 MW Portfolio - United States | Bottom of range
Disclosure of detailed information about investment property [line items]
Proportion of ownership interest	20.00%
391 MW Portfolio - United States | Top of range
Disclosure of detailed information about investment property [line items]
Proportion of ownership interest	100.00%
391 MW Portfolio - United States | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Total gain (loss) on disposal	$ (9)